Capital Structure (Details Narrative 2) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 15, 2014	Apr. 09, 2014	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants issued	12,950
Warrants date of expiration				Apr. 10, 2019
Share price				$ 0.5	$ 8.0	$ 43.00
Warrant fair value		$ 15.5
Fair value assumptions - Exercise price	$ 132.5
Fair value assumptions - Volatility		54.05%		151.67%	62.43%	54.84%
Payments for repurchase of common stock					$ 113,667
Warrants Redemption Terms [Member]
Class of Warrant or Right [Line Items]
Warrants redemption, Description

In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.5 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company's common shares is at least $250.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.

Warrants redemption, Price per warrant				$ 0.5
Warrants redemption, Threshold trading days				20 days
Warrants redemption, Threshold consecutive trading days				30 days
Warrants Redemption Terms [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Share price				$ 250.00
Share Repurchase Program [Member]
Class of Warrant or Right [Line Items]
Shares repurchase program, Authorized amount as a percentage of company's outstanding common shares			10.00%
Share repurchase program - period in force			12 months
Shares repurchase program, Shares acquired				4,164
Payments for repurchase of common stock				$ 113,667
Neige International Inc [Member]
Class of Warrant or Right [Line Items]
Warrants issued	10,000
Fair value assumptions - Exercise price	$ 132.5